SHARE-BASED COMPENSATION PLANS (Summary of Share Option Activity Under 2006 Option Plan and 2007 Incentive Plan) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of options
Beginning Balance
Acquired in the Transaction	2,854,000
Forfeited	(433,950)
Ending Balance	2,420,050
Vested and expected to be vested at end of period	2,420,050
Exercisable at end of period	2,420,050
Weighted-average exercise price
Beginning balance
Acquired in the Transaction	$ 1.77
Forfeited	1.73
Ending Balance	1.78
Vested and expected to be vested at end of period	1.78
Exercisable at end of period	$ 1.78
Weighted-average remaining contractual term (Years)
Ending Balance	2 years 2 months 19 days
Acquired in the Transaction	3 years 1 month 20 days
Vested and expected to be vested at end of period	2 years 2 months 19 days
Exercisable at end of period	2 years 2 months 19 days
Aggregate intrinsic value
Beginning Balance
Acquired in the Transaction
Forfeited
Ending balance
Vested and expected to be vested
Ending Balance, Exercisable